Document And Entity Information	Jun. 20, 2019
Document Information [Line Items]
EntityRegistrantName	CATHAY GENERAL BANCORP
DocumentType	8-K
DocumentPeriodEndDate	Jun. 20, 2019
EntityIncorporationStateCountryCode	DE
EntityFileNumber	001-31830
EntityTaxIdentificationNumber	95-4274680
EntityAddressAddressLine1	777 North Broadway
EntityAddressCityOrTown	Los Angeles
EntityAddressStateOrProvince	CA
EntityAddressPostalZipCode	90012
CityAreaCode	213
LocalPhoneNumber	625-4700
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Security12bTitle	Common stock
TradingSymbol	CATY
SecurityExchangeName	NASDAQ
AmendmentFlag	false
EntityCentralIndexKey	0000861842
EntityEmergingGrowthCompany	false